U.S. SECURITIES AND EXCHANGE COMMISSION
                          Washington, D.C.  20594

                               FORM 24F-2
                    ANNUAL NOTICE OF SECURITIES SOLD
                         PURSUANT TO RULE 24F-2

READ INSTRUCTIONS AT END OF FORM BEFORE PREPARING FORM.
PLEASE PRINT OR TYPE.

1.   NAME AND ADDRESS OF ISSUER:

     The New Economy Fund
     333 South Hope Street
     Los Angeles, CA 90071

2.   NAME OF EACH SERIES OR CLASS OF FUNDS FOR WHICH THIS NOTICE IS FILED:

3.   INVESTMENT COMPANY ACT FILE NUMBER:    811-3735
     SECURITIES ACT FILE NUMBER:            2-83848

4.   LAST DAY OF FISCAL YEAR FOR WHICH THIS NOTICE IS FILED:

     November 30, 1996

5.   CHECK BOX IF THIS NOTICE IS BEING FILED MORE THAN 180 DAYS AFTER THE
     CLOSE OF THE ISSUER'S FISCAL YEAR FOR PURPOSES OF REPORTING SECURITIES
     SOLD AFTER THE CLOSE OF THE FISCAL YEAR BUT BEFORE TERMINATION OF THE
     ISSUER'S 24F-2 DECLARATION:

     [   ]

6.   DATE OF TERMINATION OF ISSUER'S DECLARATION UNDER RULE 24F-2(A)(1), IF
     APPLICABLE (SEE INSTRUCTION A.6):

     N/A

7.   NUMBER AND AMOUNT OF SECURITIES OF THE SAME CLASS OR SERIES WHICH HAD BEEN
     REGISTERED UNDER THE SECURITIES ACT OF 1933 OTHER THAN PURSUANT TO RULE 24F-2
     IN A PRIOR FISCAL YEAR, BUT WHICH REMAINED UNSOLD AT THE BEGINNING OF THE
     FISCAL YEAR:

     N/A

8.   NUMBER AND AMOUNT OF SECURITIES REGISTERED DURING THE FISCAL YEAR OTHER THAN
     PURSUANT TO RULE 24F-2:

     N/A

9.   NUMBER AND AGGREGATE SALE PRICE OF SECURITIES SOLD DURING THE FISCAL YEAR:

10.  NUMBER AND AGGREGATE SALE PRICE OF SECURITIES SOLD DURING THE FISCAL YEAR
     IN RELIANCE UPON REGISTRATION PURSUANT TO RULE 24F-2:

     46,030,628 shares                     $805,792,000

11.  NUMBER AND AGGREGATE SALE PRICE OF SECURITIES ISSUED DURING THE FISCAL
     YEAR IN CONNECTION WITH DIVIDEND REINVESTMENT PLANS, IF APPLICABLE
     (SEE INSTRUCTION B.7):

     10,959,728 shares                     $174,287,000

12.  CALCULATION OR REGISTRATION FEE:

(i)   Aggregate sale price of securities sold during the
      fiscal year in reliance on rule 24f-2 (from Item 10):       $805,792,000

(ii)  Aggregate price of shares issued in connection
      with dividend  reinvestment plans (from Item 11,
      if applicable):                                              +174,287,000

(iii) Aggregate price of shares redeemed or repurchased
      during the fiscal year (if applicable):                      - 621,663,000

(iv)  Aggregate price of shares redeemed or repurchased
      and previously applied as a reduction to filing fees
      pursuant to rule 24e-2 (if applicable):                      + n/a

(v)   Net aggregate price of securities sold and issued
      during the fiscal year in reliance on rule 24f-2
      [line (i), plus line (ii), less line (iii), plus line (iv)]
      (if applicable)                                              $358,416,000

(vi)  Multiplier prescribed by Section 6(b) of the Securities
      Act of 1933 or other applicable law or regulation
      (see Instruction C.6):                                       x      1/3300

(vii) Fee due [line (i) or line (v) multiplied by line (vi)]:      $108,610.91

INSTRUCTION: ISSUERS SHOULD COMPLETE LINES (II), (III), (IV), (IV), AND (V) ONLY IF
THE FORM IS BEING FILED WITHIN 60 DAYS AFTER THE CLOSE OF THE ISSUER'S FISCAL YEAR.
See Instruction C.3.

13. Check box if fees are being remitted to the Commission's lockbox depository as described in section 3a of the Commission's Rules of Informal and Other Procedures (17 CFR 202.3a).

      [  X  ]

Date of mailing or wire transfer of filing fees to the Commission's lockbox depository:

      January 21, 1997

                                      SIGNATURES

This report has been signed below by the following persons on behalf of the issuer and in the capacities and on the dates indicated.

By /s/ Chad L. Norton*
       Chad L. Norton
       Secretary

Date January 24, 1997

* Please print the name and title of the signing officer below the signature.
